Summary of Significant Accounting Policies - Warrant liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Warranty liabilities
Warranty - beginning of year	¥ 412,004	¥ 177,293
Provision for warranty	582,069	283,647	¥ 179,766
Warranty costs incurred	(41,127)	(48,936)	(2,473)
Warranty- end of year	¥ 952,946	¥ 412,004	¥ 177,293